Schedule 1 - Registrant's Condensed Financial Statements	12 Months Ended
Jun. 27, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule 1 - Registrant's Condensed Financial Statements

SCHEDULE 1 – Registrant’s Condensed Financial Statements

PERFORMANCE FOOD GROUP COMPANY

Parent Company Only

CONDENSED BALANCE SHEETS

($ in millions except share data)	As of June 27, 2015	As of June 28, 2014

ASSETS
Current assets:
Cash	$–	$–
Prepaid offering costs	2.9	–
Income tax receivable	6.6	4.9

Total current assets	9.5	4.9
Investment in wholly owned subsidiary	511.8	444.9

Total assets	$521.3	$449.8

LIABILITIES AND SHAREHOLDERS’ EQUITY
Intercompany payable	28.3	20.6

Total liabilities	28.3	20.6

Commitments and contingencies
Shareholders’ equity:
Common Stock
Class A: $0.01 par value per share, 250,000,000 shares authorized; 86,860,562 shares issued and outstanding as of June 27, 2015 and June 28, 2014	0.9	0.9
Class B: $0.01 par value per share, 25,000,000 shares authorized; 18,388 and 13,538 shares issued and outstanding as of June 27, 2015 and June 28, 2014, respectively	–	–
Additional paid-in capital	594.4	588.3
Accumulated deficit	(102.3)	(160.0)

Total shareholders’ equity	493.0	429.2

Total liabilities and shareholders’ equity	$521.3	$449.8

Share amounts have been retroactively adjusted to reflect a reverse stock split of the Company’s common stock.

See accompanying notes to condensed financial statements.

PERFORMANCE FOOD GROUP COMPANY

Parent Company Only

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

($ in millions)	Fiscal year ended June 27, 2015	Fiscal year ended June 28, 2014	Fiscal year ended June 29, 2013

Operating expenses	$4.9	$4.5	$4.5

Operating loss	(4.9)	(4.5)	(4.5)

Income tax (benefit) expense	(1.8)	(1.6)	(1.6)

Loss before equity in net income of subsidiary	(3.1)	(2.9)	(2.9)
Equity in net income of subsidiary, net of tax	59.6	18.4	11.3

Net income	56.5	15.5	8.4
Other comprehensive (loss) income	1.2	(2.2)	5.4

Total comprehensive income	$ 57.7	$ 13.3	$ 13.8

See accompanying notes to condensed financial statements.

PERFORMANCE FOOD GROUP COMPANY

Parent Company Only

CONDENSED STATEMENTS OF CASH FLOWS

($ in millions)	Fiscal year ended June 27, 2015	Fiscal year ended June 28, 2014	Fiscal year ended June 29, 2013

Cash flows from operating activities:
Net income	$56.5	$15.5	$8.4
Adjustments to reconcile net income to net cash used in operating activities
Equity in net income of subsidiary	(59.6)	(18.4)	(11.3)
Dividend received from subsidiary (return on capital)	–	–	26.6
Changes in operating assets and liabilities, net
Prepaid offering costs	(2.9)	–	–
Intercompany payables	7.7	4.4	4.5
Income tax receivable	(1.7)	(1.6)	(1.6)

Net cash (used in) provided by operating activities	–	(0.1)	26.6

Cash flows from investing activities:
Dividend received from subsidiary (return of capital)	–	–	193.4

Net cash provided by investing activities	–	–	193.4

Cash flows from financing activities:
Proceeds from exercise of stock options	–	0.1	–
Dividend paid to shareholders	–	–	(220.0)

Net cash provided by (used in) financing activities	–	0.1	(220.0)

Net (decrease) increase in cash	–	–	–
Cash, beginning of period	–	–	–

Cash, end of period	$–	$–	$–

See accompanying notes to condensed financial statements.

Notes to Condensed Parent Company Only Financial Statements

1. Description of Performance Food Group Company

Performance Food Group Company (the “Parent”) was incorporated in Delaware on July 23, 2002 to effect the purchase of all the outstanding equity interests of PFGC, Inc. (“PFGC”). The Parent has no significant operations or significant assets or liabilities other than its investment in PFGC. Accordingly, the Parent is dependent upon distributions from PFGC to fund its obligations. However, under the terms of PFGC’s various debt agreements, PFGC’s ability to pay dividends or lend to the Parent is restricted, except that PFGC may pay specified amounts to the Parent to fund the payment of the Parent’s franchise and excise taxes and other fees, taxes, and expenses required to maintain its corporate existence.

2. Basis of Presentation

The accompanying condensed financial statements (parent company only) include the accounts of the Parent and its investment in PFGC, Inc. accounted for in accordance with the equity method, and do not present the financial statements of the Parent and its subsidiary on a consolidated basis. These parent company only financial statements should be read in conjunction with the Performance Food Group Company consolidated financial statements. The Parent is included in the consolidated federal and certain unitary, consolidated and combined state income tax returns with its subsidiaries. The Parent’s tax balances reflect its share of such filings, except for fiscal 2012, which also includes an expense related to provision to return adjustments primarily for net operating losses on a consolidated basis.

3. Dividends from Subsidiaries

The Parent received dividends (defined as a restricted payment in the Senior Secured Credit Facilities) in the amount of $220 million from PFGC, Inc. on May 14, 2013, which has been reflected as a reduction to investment in wholly owned subsidiary in the accompanying condensed financial statements. On the same date, the Parent declared dividends of $220 million to its Class A and Class B shareholders. This dividend has also been reflected as a return of capital in the accompanying condensed financial statements.